Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details)	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 SGD ($)
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	$ 12,034,730	$ 9,329,248	$ 11,746,249
Less: Accumulated depreciation and amortization	(5,602,007)	(4,342,641)	(5,346,692)
Property, plant and equipment, net	6,432,723	4,986,607	6,399,557
Leasehold buildings and leasehold improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	8,475,458	6,570,122	8,288,008
Computers [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	77,466	60,051	70,635
Office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	51,040	39,566	49,695
Machinery [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	530,183	410,995	530,182
Furniture, fixtures & fittings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	78,183	60,607	61,971
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	$ 2,822,400	$ 2,187,907	$ 2,745,758